Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 6,618	$ 2,370
Exchange adjustmentsa	134	(334)
Charge (credit) for the year in the income statement	(806)	4,094	$ 1,794
Charge (credit) for the year in other comprehensive income	(735)	272
Charge (credit) for the year in equity	56	(214)
Acquisitions and disposalsb	82	430
Net deferred tax liability, end of period	$ 5,349	$ 6,618	$ 2,370